CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Non-Controlling Interest [Member]
Balance at Dec. 31, 2011	$ 148,251	$ 22	$ 157,064			$ (11,743)	$ 2,841	$ 67
Balance, number of shares at Dec. 31, 2011		216,618,463
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, number of shares		18,520,900
Exercise of options and restricted shares issued, net of shares withheld for employee taxes	288	1	287
Share-based compensation	24,543		24,543
Issuance of shares in connection with acquisitions, number of shares		14,646,647
Issuance of shares in connection with acquisitions	20,617	1	20,616
Stock repurchase, number of shares		(1,088,790)
Stock repurchase	(1,346)				(1,346)
Appropriation to statutory reserve				2,938		(2,938)
Issuance of shares in connection with equity investment, number of shares		3,821,655
Issuance of shares in connection with equity investment	5,916		5,916
Foreign currency translation adjustment	390						390
Fair value of 45% non-controlling interests of NationSky at acquisition	4,795							4,795
Deregistration of Fuzhou Netqin	(67)							(67)
Net income/loss attributable to NQ Mobile Inc.	9,430					9,430
Net income/loss attributable to non-controlling interest	532							532
Balance at Dec. 31, 2012	213,349	24	208,426	2,938	(1,346)	(5,251)	3,231	5,327
Balance, number of shares at Dec. 31, 2012		252,518,875
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, number of shares		21,388,649
Exercise of options and restricted shares issued, net of shares withheld for employee taxes	2,365	2	2,363
Share-based compensation	55,404		55,404
Issuance of shares in connection with acquisitions, number of shares		25,856,650
Issuance of shares in connection with acquisitions	46,991	3	46,434					554
Stock repurchase, number of shares		(3,557,455)
Stock repurchase	(6,682)				(6,682)
Appropriation to statutory reserve				6,698		(6,698)
Issuance of shares in connection with equity investment, number of shares		6,227,325
Issuance of shares in connection with equity investment	13,614	1	13,613
Issuance of common shares net of issuance cost, number of shares		7,500,000
Issuance of common shares net of issuance cost	11,640	1	11,639
Foreign currency translation adjustment	4,808						4,808
Net income/loss attributable to NQ Mobile Inc.	(1,856)					(1,856)
Net income/loss attributable to non-controlling interest	523							523
Balance at Dec. 31, 2013	340,156	31	337,879	9,636	(8,028)	(13,805)	8,039	6,404
Balance, number of shares at Dec. 31, 2013		309,934,044
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, number of shares		32,434,966
Exercise of options and restricted shares issued, net of shares withheld for employee taxes	1,423	3	(3,138)		4,558
Share-based compensation	83,844		83,844
Issuance of shares in connection with acquisitions, number of shares		129,568,875
Issuance of shares in connection with acquisitions	205,861	13	153,021					52,827
Stock repurchase, number of shares		(14,977,235)
Stock repurchase	(15,726)				(15,726)
Appropriation to statutory reserve				941		(941)
Foreign currency translation adjustment	362						340	22
Net income/loss attributable to NQ Mobile Inc.	(76,738)					76,738
Net income/loss attributable to non-controlling interest	(2,125)							(2,125)
Balance at Dec. 31, 2014	$ 537,057	$ 47	$ 571,606	$ 10,577	$ (19,196)	$ (91,484)	$ 8,379	$ 57,128
Balance, number of shares at Dec. 31, 2014		456,960,650